Accounts Receivable (Details Narrative) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable Details Narrative
Accounts Receivable, Net, Current	$ 1,309,477	$ 786,056	$ 898,934